Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Mar. 31, 2023	Feb. 22, 2023
Subsequent Events (Details) [Line Items]
Security purchase agreement (in Dollars)	$ 70,000,000	$ 40,000,000
Lowest closing price percentage	75.00%	80.00%
Conversion notice per share (in Dollars per share)	$ 0.3	$ 0.5
Discount rates	20.00%	20.00%
Principal amount (in Dollars)		$ 32,000,000
Senior convertible promissory note interest rate	8.00%	8.00%
Maturity date	Mar. 30, 2025	Feb. 21, 2025
Principal amount after discount (in Dollars)	$ 56,000,000